EA Series Trust
19 East Eagle Road
Havertown, PA 19083

October 16, 2023

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	EA Series Trust File Nos. 333-195493; 811-22961

Dear Sir or Madam:
Pursuant to Rule 485(a)(1) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of EA Series Trust (the “Trust”) is Post-Effective Amendment No. 282 and Amendment No. 285 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed to make material changes to the Whitewolf Publicly Listed Private Equity ETF and the Whitewolf Commercial Real Estate Finance Income ETF (each, a “Fund” and together, the “Funds”). The Funds have not commenced investment operations and do not have any shareholders. The Amendment reflects material changes to each Fund’s principal investment strategies and each Fund’s fundamental policy regarding concentration.
If you have any questions regarding the enclosed, please do not hesitate to contact me at 920-360-7173 or alyssa@etfarchitect.com

Sincerely,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
General Counsel, Empowered Funds, LLC
on behalf of EA Series Trust